Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		43,564,000
Beginning balance at Dec. 31, 2022	$ 58,057	$ 4	$ 430,426	$ (372,373)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	24,846		24,846
Stock options exercised (in shares)		184,000
Issuance of shares upon exercise of stock options	2,316		2,316
Issuance of common stock and pre-funded warrants in private placement, net of issuance costs (in shares)		3,621,000
Issuance of common stock and pre-funded warrants in private placement, net of issuance costs	199,645	$ 1	199,644
Net (loss) income	$ (241,361)			(241,361)
Ending balance (in shares) at Dec. 31, 2023	47,369,511	47,369,000
Ending balance at Dec. 31, 2023	$ 43,503	$ 5	657,232	(613,734)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	58,518		58,518
Stock options exercised (in shares)		3,449,000
Issuance of shares upon exercise of stock options	71,678		71,678
Issuance of shares upon exercise of warrants (in shares)		2,746,000
Acquisition of Former Parent’s common stock, stock options, and warrants by the Acquirer (in shares)		(53,564,000)
Acquisition of Former Parent’s common stock, stock options, and warrants by the Acquirer	(1,743,729)	$ (5)	(563,754)	(1,179,970)
Issuance of shares in Distribution (in shares)		14,476,000
Issuance of shares in Distribution	16,042	$ 1	16,041
Net (loss) income	$ 1,687,572			1,687,572
Ending balance (in shares) at Dec. 31, 2024	14,475,904	14,476,000
Ending balance at Dec. 31, 2024	$ 133,584	$ 1	$ 239,715	$ (106,132)